Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (596,881)	$ (354,743)
Depreciation	2,603	3,629
Expected credit loss allowance and bad debt written-off	168,817	108,456
Contract assets	(233,069)	(747,043)
Account receivables	(413,098)	772,607
Other receivables	16,496
Retention receivables	(5,786)	86,744
Advance and prepayments	(142,557)	(659)
Account payables	226,336	(34,441)
Other payables	(12,922)	(14,348)
Contract liabilities	637,297	(303,003)
Net cash used in operating activities	(352,764)	(482,801)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of bank loans	(440,623)	(1,411,310)
Proceeds from new bank loans	537,371	2,068,614
Advance from a director	325,783	1,523,639
Repayments to directors		(1,158,138)
Repayments to a related company		(3,335)
Advance to a holding company		(1,287)
Net cash provided by financing activities	422,531	1,018,183
Net increase of cash and cash equivalents	69,767	535,382
Effect of foreign currency translation on cash and cash equivalents	2,111	(5,863)
Cash and cash equivalents, beginning of year	537,738	8,219
Cash and cash equivalents, end of year	609,616	537,738
Supplementary cash flow information:
Taxes paid
Interest paid	35,377	13,312
Listing fee	$ 328,699	$ 458,013